UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23091

                                 GALLERY TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-832-4386

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD: JULY 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS


Gallery Trust                                 Mondrian International Equity Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.7%
--------------------------------------------------------------------------------

                                                   Number of              Value
                                                     Shares              (U.S.$)
                                                   ---------             -------
AUSTRALIA -- 1.4%
  QBE Insurance Group ..............................580,525          $ 4,839,620
                                                                     -----------
Total Australia                                                        4,839,620
                                                                     -----------
CHINA -- 1.7%
  China Mobile .....................................481,000            5,930,044
                                                                     -----------
Total China                                                            5,930,044
                                                                     -----------
DENMARK -- 0.9%
  ISS .............................................. 78,062            3,010,530
                                                                     -----------
Total Denmark                                                          3,010,530
                                                                     -----------
FRANCE -- 6.2%
  Cie de Saint-Gobain ..............................175,832            7,450,425
  Engie VVPR Strip * (A) ...........................162,519                   --
  Sanofi ...........................................122,239           10,406,954
  Societe Generale .................................112,733            3,851,033
                                                                     -----------
Total France                                                          21,708,412
                                                                     -----------
GERMANY -- 10.2%
  Allianz .......................................... 50,471            7,239,565
  Daimler .......................................... 91,176            6,199,703
  Deutsche Telekom .................................474,758            8,081,157
  RWE ..............................................326,608            5,807,703
  SAP .............................................. 95,506            8,372,325
                                                                     -----------
Total Germany                                                         35,700,453
                                                                     -----------
ITALY -- 2.3%
  Eni ..............................................529,133            8,092,727
                                                                     -----------
Total Italy                                                            8,092,727
                                                                     -----------
JAPAN -- 18.1%
  Canon ............................................297,800            8,566,110
  Honda Motor ......................................369,100           10,278,803
  Hoya ............................................. 84,100            3,029,034
  Kirin Holdings ...................................599,400           10,380,162
  Mitsubishi Electric ..............................393,000            4,689,347
  NTT DOCOMO ....................................... 97,700            2,632,686
  Shin-Etsu Chemical ............................... 25,200            1,744,625
  Takeda Pharmaceutical ............................218,900            9,842,830
  Tokio Marine Holdings ............................192,252            7,612,075

Gallery Trust                                 Mondrian International Equity Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                   Number of              Value
                                                     Shares              (U.S.$)
                                                   ---------             -------
JAPAN (continued)
  Tokyo Electron ................................... 51,300          $ 4,539,498
                                                                      ----------
Total Japan                                                           63,315,170
                                                                      ----------
NETHERLANDS -- 2.5%
  Koninklijke Ahold Delhaize .......................361,217            8,626,078
                                                                      ----------
Total Netherlands                                                      8,626,078
                                                                      ----------
SINGAPORE -- 6.6%
  Ascendas REIT ....................................855,600            1,563,527
  Jardine Matheson Holdings ........................ 60,015            3,558,890
  Sembcorp Industries ............................1,151,900            2,379,923
  Singapore Telecommunications ...................2,335,002            7,280,009
  United Overseas Bank .............................618,642            8,398,063
                                                                      ----------
Total Singapore                                                       23,180,412
                                                                      ----------
SPAIN -- 5.3%
  Banco Santander ..................................438,872            1,861,569
  Iberdrola ......................................1,396,530            9,594,361
  Telefonica .......................................718,152            7,039,809
                                                                      ----------
Total Spain                                                           18,495,739
                                                                      ----------
SWEDEN -- 4.0%
  Ericsson Class B .................................614,038            4,578,196
  TeliaSonera ....................................2,034,505            9,284,495
                                                                      ----------
Total Sweden                                                          13,862,691
                                                                      ----------
SWITZERLAND -- 13.8%
  ABB ..............................................554,766           11,791,353
  Nestle ...........................................125,173           10,035,021
  Novartis ......................................... 86,707            7,183,834
  Syngenta ......................................... 27,891           10,967,045
  Zurich Insurance Group ........................... 34,704            8,339,416
                                                                      ----------
Total Switzerland                                                     48,316,669
                                                                      ----------
TAIWAN -- 1.6%
  Taiwan Semiconductor Manufacturing ...............147,000              794,333
  Taiwan Semiconductor Manufacturing ADR ...........173,032            4,806,829
                                                                      ----------
Total Taiwan                                                           5,601,162
                                                                      ----------
UNITED KINGDOM -- 24.1%
  Amec Foster Wheeler PLC ..........................530,140            3,128,500
  BP PLC .........................................1,507,175            8,514,262

Gallery Trust                                 Mondrian International Equity Fund
                                                       July 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                   Number of              Value
                                                     Shares              (U.S.$)
                                                   ---------             -------

UNITED KINGDOM (continued)
  G4S PLC ........................................2,049,113          $ 5,052,273
  GlaxoSmithKline PLC ..............................518,101           11,574,305
  Kingfisher PLC .................................1,551,052            6,903,372
  Lloyds Banking Group PLC ......................11,474,864            8,071,586
  National Grid PLC ................................613,640            8,795,290
  Pearson PLC ......................................379,272            4,427,182
  Royal Dutch Shell PLC Class B ....................461,962           12,239,913
  Tesco PLC ......................................3,811,493            7,869,149
  Unilever PLC .....................................164,584            7,696,633
                                                                     -----------
Total United Kingdom                                                  84,272,465
                                                                     -----------
  Total Common Stock
    (Cost $352,235,177) ............................                 344,952,172
                                                                     -----------
  Total Value of Securities -- 98.7%
    (Cost $352,235,177)+ ...........................                $344,952,172
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $349,366,321.

*    NON-INCOME PRODUCING SECURITY.
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL MARKET VALUE OF SUCH SECURITIES AS OF JULY 31, 2016 WAS $0 AND REPRESENTED 0.00% OF NET ASSETS.

ADR -- AMERICAN DEPOSITARY RECEIPT
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST
VVPR STRIP -- DIVIDEND COUPON

+ AT JULY 31, 2016, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $352,235,177. THE FUND'S INVESTMENTS HAD UNREALIZED APPRECIATION OF $38,320,932 AND UNREALIZED DEPRECIATION OF $(45,603,937).

AS OF JULY 31, 2016, ALL OF THE FUND'S INVESTMENTS WERE CONSIDERED LEVEL 1, EXCEPT FOR ENGIE SHARES, WHICH WERE CONSIDERED LEVEL 3 WHEN CONVERTED AND ARE VALUED AT $0 AT JULY 31, 2016. A RECONCILIATION OF LEVEL 3 INVESTMENTS, INCLUDING CERTAIN DISCLOSURES RELATED TO SIGNIFICANT INPUTS USED IN VALUING LEVEL 3 INVESTMENTS IS ONLY PRESENTED WHEN THE FUND HAS OVER 1% OF LEVEL 3 INVESTMENTS AT THE BEGINNING AND/OR END OF THE PERIOD IN RELATION TO NET ASSETS.

FOR THE PERIOD ENDED JULY 31, 2016, THERE HAVE BEEN NO TRANSFERS BETWEEN LEVEL 1, LEVEL 2 OR LEVEL 3 ASSETS AND LIABILITIES. THE FUND GENERALLY RECOGNIZES TRANSFERS BETWEEN THE LEVELS AS OF THE BEGINNING AND END OF THE REPORTING PERIOD.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.

MON-QH-001-0100

Item 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Gallery Trust


By (Signature and Title)                           /s/ Michael Beattie
                                                   -----------------------------
                                                   Michael Beattie
                                                   President

Date: September 26, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                           /s/ Michael Beattie
                                                   -----------------------------
                                                   Michael Beattie
                                                   President

Date: September 26, 2016

By (Signature and Title)                           /s/ Stephen Connors
                                                   -----------------------------
                                                   Stephen Connors
                                                   Treasurer, Controller & CFO
Date: September 26, 2016